FAIR VALUE DISCLOSURES (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
FAIR VALUE DISCLOSURES
Investments in marketable securities	¥ 31,561	¥ 31,657